CONFIDENTIAL TREATMENT REQUESTED

P

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

5/15/06

RECEIVED
MAY 16 2005
OFFICE OF THE SECRETARY

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRES [redacted]

Institutional Investment Manager Filing this Report:

Name: DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11307

05077040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

Donald T. Netter	Stamford, CT	5/13/05
[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

KL2:2389824.1

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1
Number 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$137,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11256	Donald T. Netter

13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ARGOSY GAMING CO	COM	040228108	$8,046	175,220	SH		DEFINED		175,220		
ASCENTIAL SOFTWARE CORP	COM	04362P207	$1,112	60,000	SH		DEFINED		60,000		
ASK JEEVES INC	COM	045174109	$1,683	59,944	SH		DEFINED		59,944		
BEVERLY ENTERPRISES INC	COM	087851109	$2,412	194,800	SH		DEFINED		194,800		
CIRCUIT CITY STORES	COM	172737108	$1,926	120,000	SH		DEFINED		120,000		
FIDELITY NATL FINL INC	COM	316326107	$652	19,800	SH		DEFINED		19,800		
GILLETTE CORP	COM	375766102	$13,912	275,590	SH		DEFINED		275,590		
GUIDANT CORP	COM	401698105	$20,640	279,300	SH		DEFINED		279,300		
HOLLINGER INTL INC	CL A	435569108	$3,229	293,041	SH		DEFINED		293,041		
I-MANY INC	COM	44973Q103	$562	353,595	SH		DEFINED		353,595		
INSIGHT COMMUNICATIONS CO	CL A	45768V108	$2,984	251,777	SH		DEFINED		251,777		
KERR-MCGEE CORP	COM	492386107	$11,750	150,000	SH		DEFINED		150,000		
KING PHARMACEUTICALS INC	COM	495582108	$1,211	145,675	SH		DEFINED		145,675		
MANDALAY RESORT GROUP	COM	562567107	$4,143	58,775	SH		DEFINED		58,775		
MAY DEPARTMENT STORES CO	COM	577778103	$718	19,400	SH		DEFINED		19,400		
MCI INC	COM	552691107	$2,316	93,000	SH		DEFINED		93,000		
MCI INC	COM	552691107	$2,019	81,100	SH	CALL	DEFINED		81,100		
MCI INC	COM	552691107	$2,988	120,000	SH	PUT	DEFINED		120,000		
PENN ENGINEERING & MFG CO	COM	707389300	$6,323	350,300	SH		DEFINED		350,300		
PENN ENGINEERING & MFG CO	CL A	707389102	$468	25,860	SH		DEFINED		25,860		
SPRINT CORP	COM	852061100	$2,730	120,000	SH		DEFINED		120,000		
SPX CORP	COM	784635104	$5,194	120,000	SH		DEFINED		120,000		
SUNGARD DATA SYSTEMS	COM	867363103	$1,594	46,200	SH	CALL	DEFINED		46,200		
SUNGARD DATA SYSTEMS	COM	867363103	$207	6,000	SH	PUT	DEFINED		6,000		
TELESYSTEM INTL WIRELESS	COM	879946606	$1,830	120,000	SH		DEFINED		120,000		
TEMPLE-INLAND INC	COM	879868107	$1,524	21,000	SH		DEFINED		21,000		
THOMAS INDUSTRIES INC	COM	884425109	$3,627	91,500	SH		DEFINED		91,500		
TOYS R US	COM	892335100	$644	25,000	SH	CALL	DEFINED		25,000		
TOYS R US	COM	892335100	$4,637	180,000	SH	CALL	DEFINED		180,000		
UNITED DEFENSE INDS INC	COM	910183104	$7,709	105,000	SH		DEFINED		105,000		
UNOCAL CORP	COM	915289102	$925	15,000	SH		DEFINED		15,000		
VERITAS SOFTWARE CO	COM	923436109	$3,483	150,000	SH		DEFINED		150,000		
WESTERN WIRELESS CORP	CL A	95988E 208	$14,653	116,900	SH		DEFINED		116,900		